Commitments and contingencies (Details 1) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Estimated proceeds from aircraft sale	$ 880,000
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Estimated proceeds from aircraft sale	767,500
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Estimated proceeds from aircraft sale	$ 112,500